Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ASSETS
Cash and cash equivalents	$ 128,532	797,487	877,613
Restricted cash	5	28	4,493
Short-term investments	151,880	942,352	1,525,588
Accounts receivable, net of allowance for doubtful accounts	37,327	231,599	193,312
Accounts receivable due from former related parties	0	0	38,138
Deferred licensing fees and related costs	219	1,360	11,057
Prepayments and other current assets	45,582	282,838	237,937
Other receivables due from former related parties	0	0	71,198
Deferred tax assets	13,208	81,952	100,044
Total current assets	376,753	2,337,616	3,059,380
Time deposits with maturity over one year	466	2,892	723,000
Investments in affiliated companies	31,405	194,857	201,663
Property and equipment, net	22,661	140,601	190,983
Intangible assets	68,431	424,586	428,893
Goodwill	47,985	297,727	299,682
Long-term rental deposits	2,368	14,690	31,486
Other long-term assets	35,024	217,305	160,851
Non-current deferred tax assets	2,770	17,186	31,495
Total assets	587,863	3,647,460	5,127,433
LIABILITIES
Short-term borrowings	0	0	1,567,887
Accounts payable	17,163	106,489	85,178
Accounts payable due to former related parties	0	0	20,704
Licensing fees and royalty fees payable	22,945	142,362	175,149
Taxes payable	16,016	99,371	138,338
Deferred revenue	45,921	284,924	365,438
Other payables and accruals	56,445	350,230	444,051
Other payables due to former related parties	0	0	2,827
Deferred acquisition consideration payable to Shanda	0	0	867,464
Deferred tax liabilities	11,683	72,490	61,616
Dividend payable	255	1,585	4,704
Total current liabilities	170,428	1,057,451	3,733,356
Long-term liabilities	5,777	35,843	32,957
Non-current deferred tax liabilities	8,945	55,502	76,892
Non-current deferred revenue	1,043	6,473	29,600
Long-term borrowings	95,662	593,543	335,330
Total liabilities	281,855	1,748,812	4,208,135
Commitments and contingencies
Redeemable non-controlling interests	0	0	13,971
EQUITY
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 127,521,446 and 440,313,944 issued and outstanding as of December 31, 2013 and 2014, respectively)	5,217	32,367	9,523
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 97,518,374 issued and outstanding as of December 31, 2013 and 2014, respectively)	1,149	7,127	29,896
Additional paid-in capital	2,479	15,381	9,491
Statutory reserves	27,860	172,860	168,215
Accumulated other comprehensive loss	(7,846)	(48,684)	(24,313)
Retained earnings	231,259	1,434,868	402,148
Total Shanda Games Limited shareholders' equity	260,118	1,613,919	594,960
Non-controlling interests	45,890	284,729	310,367
Total equity	306,008	1,898,648	905,327
Total liabilities and equity	$ 587,863	3,647,460	5,127,433